Note 20 - Income Taxes	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
20.	INCOME TAXES

The income taxes recognized in the consolidated statements of income and comprehensive income are as follows:

	For the year ended
	December 31,	December 31,
	2023	2022
	$	$
Deferred tax expense	(5,577)	(371)
Total income tax expense	(5,577)	(371)

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax provision due to the following:

	For the year ended
	December 31,	December 31,
	2023	2022
	$	$
Income for the year before income taxes	54,236	18,015
Statutory tax rate	27%	27%

Income tax (expense) computed at statutory rates	(14,644)	(4,864)
Share issuance costs	1,050	-
Share based compensation	(762)	(878)
Mexican inflationary adjustments	788	2,429
Differing effective tax rate on loss in foreign jurisdiction	(1,904)	(1,156)
Equity accounted earnings from Investment in Juanicipio	22,398	13,060
Withholding tax on planned foreign earnings repatriation	(6,123)	(2,921)
Flow-through shares obligations	(3,814)	-
Unrecognized deferred tax assets	(21,072)	(7,239)
Impact of foreign exchange and other	17,055	1,198
Other	1,451	-
Total income tax (expense) benefit	(5,577)	(371)

The approximate tax effect of each item that gives rise to the Company’s unrecognized and recognized deferred tax assets and liabilities as at December 31, 2023 and 2022 are as follows:

	December 31,	December 31,
	2023	2022
	$	$
Deferred income tax assets
Non-capital losses	3,232	3,993
	3,232	3,993

Deferred income tax liabilities
Property and equipment	(819)	(826)
Investment in Juanicipio	(6,123)	(5,880)
Financing costs	(26)	-
Investments	(137)	(208)
Exploration and evaluation assets	(4,625)	-
	(11,730)	(6,914)

Net deferred income tax liability	(8,498)	(2,921)

The Company's movement of net deferred tax liabilities is described below:

	December 31,	December 31,
	2023	2022
	$	$
At January 1	(2,921)	(2,557)
Deferred income tax (expense) benefit through income statement	(5,577)	(371)
Deferred income tax benefit through OCI	-	7
At December 31	(8,498)	(2,921)

The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	December 31,		December 31,
	2023	expiry dates	2022
	$		$
Non-capital losses	163,349	2024-2043	118,353
Exploration and evaluation assets	16,559	no expiry	15,915
Financing fees	5,109	2044-2046	3,242
Other	3,002	no expiry	1,141
Total	188,019		138,651

At December 31, 2023, the Company has non-capital loss carry forwards in Canada aggregating $61,207 ( December 31, 2022: $57,196), which expire over the period between 2026 and 2043, available to offset future taxable income in Canada. None of these deductible temporary differences have been recognized.

At December 31, 2023, the Company has non-capital loss carry forwards in Mexico aggregating $100,880 ( December 31, 2022: $59,943) which expire over the period between 2023 and 2032, available to offset future taxable income in Mexico. None of these deductible temporary differences have been recognized.

At December 31, 2023, the Company has non-capital loss carry forwards in the United States of America aggregating $1,262 ( December 31, 2022: $1,214), available to offset future taxable income in the United States of America. None of these deductible temporary differences have been recognized.